Direct Operating Costs (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information on direct operating costs	The following table lists direct operating costs for the year ended December 31, 2020 and 2019 by nature:

	Year Ended December 31,
	2020	2019
	$	$
Voyage expenses(1)	113,618	132,556
Operating expenses	268,999	229,400
Charter hire	18,325	33,202
Compensation	226,850	211,533
Total	627,792	606,691
(1)Expenses unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions.